Other Gains (Losses) - Summary of Other gains (losses) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of Property, Plant and Equipment		$ 9,384,038	$ 1,530,689
Result of other investments	$ 168,439	104,777	262,512
Total	10,137,284	$ 9,488,815	$ 1,793,201
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments	$ 9,968,845